Income Taxes (Details) - Schedule of Reconciliation of Income Taxes at Statutory Rates - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provision of Income Tax Rates to Loss Before Income Tax [Abstract]
Canadian statutory tax rate	27.00%	27.00%
Loss before income taxes	$ (6,027,278)	$ (8,100,132)
Income tax recovery computed at Canadian statutory rates	(1,627,363)	(2,187,036)
Foreign tax rates different from statutory rate	288,448	(178,193)
Permanent items and other	679,229	1,169,318
Change in unrecognized deferred tax assets	659,686	1,195,911
Income tax expense